Schedule of Investments (unaudited) November 30, 2019	iShares® Edge Investment Grade Enhanced Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.7%
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	$335	$353,802
3.65%, 11/01/24 (Call 08/01/24)	100	105,211
WPP Finance 2010, 3.75%, 09/19/24	210	220,376

		679,389

Aerospace & Defense — 1.7%
Northrop Grumman Corp., 4.75%, 06/01/43	100	121,859
Rockwell Collins Inc., 3.50%, 03/15/27 (Call 12/15/26)	400	426,590
Spirit AeroSystems Inc., 4.60%, 06/15/28 (Call 03/15/28)	145	157,261
United Technologies Corp.
4.50%, 06/01/42	220	265,385
5.70%, 04/15/40	405	550,147

		1,521,242

Agriculture — 2.2%
Altria Group Inc.
4.00%, 01/31/24	50	52,888
4.80%, 02/14/29 (Call 11/14/28)	18	19,901
5.38%, 01/31/44	369	418,676
5.80%, 02/14/39 (Call 08/14/38)	310	364,331
BAT Capital Corp., 3.56%, 08/15/27 (Call 05/15/27)	481	489,943
Philip Morris International Inc., 6.38%, 05/16/38	320	445,885
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	100	107,079
5.70%, 08/15/35 (Call 02/15/35)	116	133,147
5.85%, 08/15/45 (Call 02/12/45)	13	14,700

		2,046,550

Airlines — 0.7%
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)	255	252,088
3.63%, 03/15/22 (Call 02/15/22)	165	168,976
3.75%, 10/28/29 (Call 07/28/29)	125	123,562
4.38%, 04/19/28 (Call 01/19/28)	85	88,124

		632,750

Apparel — 0.0%
Tapestry Inc., 4.13%, 07/15/27 (Call 04/15/27)	0	—

Banks — 7.6%
Bank of America Corp.
3.59%, 07/21/28 (Call 07/21/27)(a)	43	45,615
4.45%, 03/03/26	75	82,337
Citigroup Inc.
3.40%, 05/01/26	414	434,755
3.70%, 01/12/26	358	381,755
4.60%, 03/09/26	334	367,611
8.13%, 07/15/39	271	448,927
Citizens Financial Group Inc., 4.30%, 12/03/25 (Call 11/03/25)	278	299,094
HSBC Holdings PLC
3.60%, 05/25/23	200	208,345
3.90%, 05/25/26	550	585,578
4.25%, 03/14/24(b)	250	264,717
4.30%, 03/08/26	200	217,479
Industrial & Commercial Bank of China Ltd./New York NY, 2.45%, 10/20/21	300	299,531
JPMorgan Chase & Co.
3.13%, 01/23/25 (Call 10/23/24)	85	88,101
3.20%, 06/15/26 (Call 03/15/26)	620	647,110
3.30%, 04/01/26 (Call 01/01/26)	370	388,648
3.90%, 07/15/25 (Call 04/15/25)	100	107,392

Security	Par (000)	Value

Banks (continued)
Morgan Stanley
3.63%, 01/20/27	$353	$376,277
6.38%, 07/24/42	323	479,034
Series F, 3.88%, 04/29/24	376	399,507
Royal Bank of Canada, 4.65%, 01/27/26(b)	350	388,828
Wells Fargo & Co.
3.00%, 02/19/25	65	66,727
3.00%, 04/22/26	455	468,421

		7,045,789

Beverages — 2.4%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 4.70%, 02/01/36 (Call 08/01/35)	425	494,849
Anheuser-Busch InBev Finance Inc., 3.65%, 02/01/26 (Call 11/01/25)	77	82,316
Anheuser-Busch InBev Worldwide Inc.
5.45%, 01/23/39 (Call 07/23/38)	35	44,388
8.20%, 01/15/39	274	433,898
Constellation Brands Inc.
3.50%, 05/09/27 (Call 02/09/27)	146	153,064
3.70%, 12/06/26 (Call 09/06/26)	85	90,892
4.25%, 05/01/23	230	245,125
Keurig Dr Pepper Inc.
4.42%, 05/25/25 (Call 03/25/25)	360	392,837
4.60%, 05/25/28 (Call 02/25/28)(b)	235	266,282

		2,203,651

Biotechnology — 1.4%
Amgen Inc., 4.40%, 05/01/45 (Call 11/01/44)	190	214,826
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	50	53,922
Biogen Inc., 5.20%, 09/15/45 (Call 03/15/45)	380	463,793
Gilead Sciences Inc.
4.80%, 04/01/44 (Call 10/01/43)	225	270,161
5.65%, 12/01/41 (Call 06/01/41)	250	329,148

		1,331,850

Building Materials — 0.3%
Fortune Brands Home & Security Inc., 4.00%, 09/21/23 (Call 08/21/23)	100	105,570
Martin Marietta Materials Inc.
3.50%, 12/15/27 (Call 09/15/27)	110	114,121
4.25%, 12/15/47 (Call 06/15/47)	10	10,458

		230,149

Chemicals — 1.6%
Celanese U.S. Holdings LLC, 3.50%, 05/08/24 (Call 04/08/24)	100	103,204
DuPont de Nemours Inc., 5.32%, 11/15/38 (Call 05/15/38)	60	72,177
LYB International Finance BV, 4.88%, 03/15/44 (Call 09/15/43)	120	133,706
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	428	445,731
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	10	10,566
Nutrien Ltd.
3.38%, 03/15/25 (Call 12/15/24)	150	155,437
3.63%, 03/15/24 (Call 12/15/23)	90	94,036
Sherwin-Williams Co. (The), 3.45%, 06/01/27 (Call 03/01/27)	405	427,133

		1,441,990

Commercial Services — 2.3%
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	375	406,685
Global Payments Inc., 4.80%, 04/01/26 (Call 01/01/26)	345	384,348
IHS Markit Ltd.
4.13%, 08/01/23 (Call 07/01/23)	120	127,000
4.25%, 05/01/29 (Call 02/01/29)	95	102,374
4.75%, 08/01/28 (Call 05/01/28)	255	283,781

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Edge Investment Grade Enhanced Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
S&P Global Inc., 4.40%, 02/15/26 (Call 11/15/25)	$390	$435,952
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	325	349,890

		2,090,030

Computers — 0.7%
Apple Inc., 3.35%, 02/09/27 (Call 11/09/26)	250	267,299
HP Inc., 6.00%, 09/15/41	377	419,159

		686,458

Diversified Financial Services — 4.0%
American Express Co., 3.40%, 02/22/24 (Call 01/22/24)	430	448,644
Brookfield Finance Inc., 4.85%, 03/29/29 (Call 12/29/28)	385	439,645
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	365	376,679
3.75%, 03/09/27 (Call 02/09/27)	395	418,264
3.80%, 01/31/28 (Call 12/31/27)(b)	50	53,042
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	155	166,325
Discover Financial Services
4.10%, 02/09/27 (Call 11/09/26)	475	509,251
4.50%, 01/30/26 (Call 11/30/25)	64	69,896
E*TRADE Financial Corp., 2.95%, 08/24/22 (Call 07/24/22)	105	106,446
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)	60	64,219
Raymond James Financial Inc.
3.63%, 09/15/26	75	80,130
4.95%, 07/15/46	305	363,295
Synchrony Financial
3.95%, 12/01/27 (Call 09/01/27)	280	292,365
5.15%, 03/19/29 (Call 12/19/28)(b)	250	281,516

		3,669,717

Electric — 8.0%
Ameren Illinois Co., 3.70%, 12/01/47 (Call 06/01/47)	45	48,885
CenterPoint Energy Inc.
3.85%, 02/01/24 (Call 01/01/24)	—	—
4.25%, 11/01/28 (Call 08/01/28)	—	—
Dominion Energy Inc., 3.90%, 10/01/25 (Call 07/01/25)	290	310,446
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	111	111,633
3.80%, 03/15/27 (Call 12/15/26)	80	85,199
Duke Energy Corp.
2.65%, 09/01/26 (Call 06/01/26)	405	407,922
3.75%, 04/15/24 (Call 01/15/24)	270	286,079
Duke Energy Florida LLC
3.20%, 01/15/27 (Call 10/15/26)	65	68,197
3.40%, 10/01/46 (Call 04/01/46)	105	107,997
Duke Energy Progress LLC, 3.45%, 03/15/29 (Call 12/15/28)	115	123,850
Edison International, 5.75%, 06/15/27 (Call 04/15/27)	145	159,323
Emera U.S. Finance LP
3.55%, 06/15/26 (Call 03/15/26)	359	374,385
4.75%, 06/15/46 (Call 12/15/45)	145	169,339
Entergy Corp., 2.95%, 09/01/26 (Call 06/01/26)	250	254,404
Entergy Louisiana LLC
4.00%, 03/15/33 (Call 12/15/32)	312	356,424
4.20%, 09/01/48 (Call 03/01/48)	15	17,565
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	209	218,417
3.95%, 06/15/25 (Call 03/15/25)	365	392,136
Exelon Generation Co. LLC, 5.60%, 06/15/42 (Call 12/15/41)	194	227,116
FirstEnergy Corp., Series C, 7.38%, 11/15/31	320	448,412
Florida Power & Light Co.
3.70%, 12/01/47 (Call 06/01/47)	155	173,353
3.95%, 03/01/48 (Call 09/01/47)	75	87,238

Security	Par (000)	Value

Electric (continued)
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	$405	$416,381
Georgia Power Co., 4.30%, 03/15/42	40	43,974
ITC Holdings Corp., 2.70%, 11/15/22 (Call 10/15/22)	100	101,225
NextEra Energy Capital Holdings Inc., 3.55%, 05/01/27 (Call 02/01/27)	385	411,176
PSEG Power LLC, 3.85%, 06/01/23 (Call 05/01/23)	175	183,543
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	410	420,476
3.40%, 02/01/28 (Call 10/01/27)	325	336,400
Southern California Edison Co.
4.00%, 04/01/47 (Call 10/01/46)	350	368,163
Series A, 4.20%, 03/01/29 (Call 12/01/28)	80	87,950
Series B, 4.88%, 03/01/49 (Call 09/01/48)	100	119,085
Series C, 4.13%, 03/01/48 (Call 09/01/47)	30	32,041
Southern Co. (The), 3.25%, 07/01/26 (Call 04/01/26)	375	388,865

		7,337,599

Electronics — 1.1%
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	385	394,582
Keysight Technologies Inc., 4.60%, 04/06/27 (Call 01/06/27)	140	155,225
PerkinElmer Inc., 3.30%, 09/15/29 (Call 06/15/29)	370	370,230
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	125	137,476

		1,057,513

Environmental Control — 0.7%
Republic Services Inc.
2.90%, 07/01/26 (Call 04/01/26)	20	20,492
3.38%, 11/15/27 (Call 08/15/27)	130	137,978
3.95%, 05/15/28 (Call 02/15/28)	180	199,062
Waste Management Inc., 3.15%, 11/15/27 (Call 08/15/27)	285	299,082

		656,614

Food — 3.7%
Campbell Soup Co., 4.15%, 03/15/28 (Call 12/15/27)	395	427,961
General Mills Inc., 4.00%, 04/17/25 (Call 02/17/25)	330	356,433
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	89	90,303
JM Smucker Co. (The), 3.50%, 03/15/25	390	409,215
Kellogg Co.
3.25%, 04/01/26	290	300,465
3.40%, 11/15/27 (Call 08/15/27)	155	162,120
4.30%, 05/15/28 (Call 02/15/28)(b)	40	44,348
McCormick & Co. Inc./MD, 3.40%, 08/15/27 (Call 05/15/27)	320	335,555
Mondelez International Inc., 4.13%, 05/07/28 (Call 02/07/28)(b)	160	178,016
Sysco Corp.
3.25%, 07/15/27 (Call 04/15/27)	50	52,362
3.30%, 07/15/26 (Call 04/15/26)	260	273,691
3.75%, 10/01/25 (Call 07/01/25)	245	263,340
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	100	106,571
3.95%, 08/15/24 (Call 05/15/24)	365	389,990

		3,390,370

Forest Products & Paper — 0.3%
International Paper Co., 4.80%, 06/15/44 (Call 12/15/43)	225	246,230

Health Care – Products — 2.4%
Baxter International Inc., 2.60%, 08/15/26 (Call 05/15/26)	320	321,981
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	235	251,558
3.73%, 12/15/24 (Call 09/15/24)	405	428,855
Boston Scientific Corp., 3.85%, 05/15/25	48	51,669
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	125	140,706
Stryker Corp., 3.50%, 03/15/26 (Call 12/15/25)	395	420,547

2

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Edge Investment Grade Enhanced Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Products (continued)
Thermo Fisher Scientific Inc., 2.95%, 09/19/26 (Call 06/19/26)	$195	$200,596
Zimmer Biomet Holdings Inc., 3.55%, 04/01/25 (Call 01/01/25)	355	372,796

		2,188,708

Health Care – Services — 1.9%
Anthem Inc.
3.50%, 08/15/24 (Call 05/15/24)	275	287,898
3.65%, 12/01/27 (Call 09/01/27)	280	295,699
4.10%, 03/01/28 (Call 12/01/27)	60	65,309
Humana Inc.
3.95%, 03/15/27 (Call 12/15/26)	122	131,054
4.95%, 10/01/44 (Call 04/01/44)	195	228,356
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)	400	419,031
3.60%, 09/01/27 (Call 06/01/27)	65	68,860
4.70%, 02/01/45 (Call 08/01/44)	58	65,245
Quest Diagnostics Inc.
3.45%, 06/01/26 (Call 03/01/26)	115	120,589
4.20%, 06/30/29 (Call 03/30/29)	60	66,134

		1,748,175

Holding Companies – Diversified — 0.6%
Ares Capital Corp.
3.50%, 02/10/23 (Call 01/10/23)	220	222,733
3.63%, 01/19/22 (Call 12/19/21)	130	132,035
4.20%, 06/10/24 (Call 05/10/24)	50	51,805
4.25%, 03/01/25 (Call 01/01/25)	100	103,415

		509,988

Home Furnishings — 0.0%
Leggett & Platt Inc., 4.40%, 03/15/29 (Call 12/15/28)	0	—

Household Products & Wares — 0.1%
Avery Dennison Corp., 4.88%, 12/06/28 (Call 09/06/28)	120	136,755

Insurance — 3.3%
American Financial Group Inc./OH, 4.50%, 06/15/47 (Call 12/15/46)	115	125,904
American International Group Inc.
3.75%, 07/10/25 (Call 04/10/25)	200	212,700
3.88%, 01/15/35 (Call 07/15/34)	14	14,919
3.90%, 04/01/26 (Call 01/01/26)	464	498,555
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25)	275	294,541
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)(b)	90	98,503
AXA Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	443	475,940
5.00%, 04/20/48 (Call 10/20/47)	72	77,654
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)	115	119,921
3.90%, 05/01/29 (Call 02/01/29)(b)	70	75,652
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Call 01/17/28)	110	119,259
Globe Life Inc., 4.55%, 09/15/28 (Call 06/15/28)	105	116,862
Markel Corp., 5.00%, 05/20/49 (Call 11/20/48)	120	140,018
Marsh & McLennan Companies Inc., 4.35%, 01/30/47 (Call 07/30/46)	100	115,812
Reinsurance Group of America Inc., 3.90%, 05/15/29 (Call 02/15/29)	125	132,940
Travelers Companies Inc. (The), 4.05%, 03/07/48 (Call 09/07/47)(b)	100	115,928
Willis North America Inc.
3.60%, 05/15/24 (Call 03/15/24)	110	114,834
4.50%, 09/15/28 (Call 06/15/28)	145	160,319

		3,010,261

Security	Par (000)	Value

Internet — 1.0%
Booking Holdings Inc., 3.60%, 06/01/26 (Call 03/01/26)	$345	$368,893
eBay Inc.
3.45%, 08/01/24 (Call 05/01/24)	285	297,553
3.60%, 06/05/27 (Call 03/05/27)	269	279,407
Expedia Group Inc.
3.80%, 02/15/28 (Call 11/15/27)	—	—
5.00%, 02/15/26 (Call 11/15/25)	—	—

		945,853

Leisure Time — 0.1%
Royal Caribbean Cruises Ltd., 3.70%, 03/15/28 (Call 12/15/27)	95	97,655

Lodging — 0.9%
Las Vegas Sands Corp.
3.50%, 08/18/26 (Call 06/18/26)	445	452,462
3.90%, 08/08/29 (Call 05/08/29)	50	51,778
Marriott International Inc./MD, Series R, 3.13%, 06/15/26 (Call 03/15/26)	350	359,341

		863,581

Machinery — 0.6%
Roper Technologies Inc.
3.80%, 12/15/26 (Call 09/15/26)	165	176,203
4.20%, 09/15/28 (Call 06/15/28)	310	340,766
Xylem Inc./NY, 3.25%, 11/01/26 (Call 08/01/26)	30	31,106

		548,075

Manufacturing — 0.1%
Eaton Corp., 3.10%, 09/15/27 (Call 06/15/27)	90	93,779

Media — 2.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/25 (Call 04/23/25)	268	293,927
5.38%, 04/01/38 (Call 10/01/37)	64	72,543
6.38%, 10/23/35 (Call 04/23/35)	350	436,676
6.48%, 10/23/45 (Call 04/23/45)	140	173,550
Comcast Corp., 3.00%, 02/01/24 (Call 01/01/24)	247	255,489
NBCUniversal Media LLC, 5.95%, 04/01/41	45	61,708
Time Warner Cable LLC
6.55%, 05/01/37(b)	235	287,118
6.75%, 06/15/39	356	447,964

		2,028,975

Mining — 0.9%
Newmont Goldcorp Corp., 4.88%, 03/15/42 (Call 09/15/41)	275	323,648
Southern Copper Corp.
5.25%, 11/08/42	90	100,941
5.88%, 04/23/45	105	127,608
6.75%, 04/16/40	245	318,423

		870,620

Oil & Gas — 3.6%
Canadian Natural Resources Ltd., 3.85%, 06/01/27 (Call 03/01/27)	440	465,924
CNOOC Finance 2015 USA LLC, 3.50%, 05/05/25	200	208,563
CNOOC Nexen Finance 2014 ULC, 4.25%, 04/30/24	200	213,437
ConocoPhillips Holding Co., 6.95%, 04/15/29	326	441,400
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)	385	430,711
Occidental Petroleum Corp.
3.40%, 04/15/26 (Call 01/15/26)	432	439,440
3.50%, 06/15/25 (Call 03/15/25)	150	154,435

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Edge Investment Grade Enhanced Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Phillips 66
3.90%, 03/15/28 (Call 03/15/28)(b)	$155	$168,136
4.65%, 11/15/34 (Call 05/15/34)	184	216,117
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	182	188,857
6.63%, 06/15/37	331	436,391

		3,363,411

Packaging & Containers — 0.1%
Amcor Finance USA Inc., 3.63%, 04/28/26 (Call 01/28/26)(c)	65	67,880

Pharmaceuticals — 5.3%
AbbVie Inc.
3.20%, 05/14/26 (Call 02/14/26)	400	411,683
3.60%, 05/14/25 (Call 02/14/25)	345	361,794
4.50%, 05/14/35 (Call 11/14/34)	212	234,787
4.70%, 05/14/45 (Call 11/14/44)	150	166,782
AstraZeneca PLC
4.00%, 09/18/42	25	27,697
6.45%, 09/15/37(b)	305	430,523
CVS Health Corp.
3.70%, 03/09/23 (Call 02/09/23)	100	104,133
4.30%, 03/25/28 (Call 12/25/27)	420	457,820
4.78%, 03/25/38 (Call 09/25/37)	399	453,217
GlaxoSmithKline Capital Inc., 6.38%, 05/15/38	150	218,496
McKesson Corp., 3.95%, 02/16/28 (Call 11/16/27)(b)	165	175,071
Pfizer Inc., 7.20%, 03/15/39	265	421,104
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	280	289,567
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28 (Call 08/26/28)(c)	200	233,356
Wyeth LLC, 5.95%, 04/01/37	305	423,627
Zoetis Inc.
3.00%, 09/12/27 (Call 06/15/27)	280	287,732
4.50%, 11/13/25 (Call 08/13/25)	145	159,979
4.70%, 02/01/43 (Call 08/01/42)	60	72,062

		4,929,430

Pipelines — 6.9%
Boardwalk Pipelines LP, 4.80%, 05/03/29 (Call 02/03/29)	95	100,374
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (Call 01/01/27)	95	104,480
5.88%, 03/31/25 (Call 10/02/24)	380	424,726
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	410	445,605
Energy Transfer Operating LP
4.75%, 01/15/26 (Call 10/15/25)	—	—
4.95%, 06/15/28 (Call 03/15/28)	—	—
5.25%, 04/15/29 (Call 01/15/29)	—	—
5.50%, 06/01/27 (Call 03/01/27)	—	—
Kinder Morgan Inc./DE
4.30%, 03/01/28 (Call 12/01/27)	390	422,669
5.30%, 12/01/34 (Call 06/01/34)	311	355,842
5.55%, 06/01/45 (Call 12/01/44)	156	183,282
MPLX LP
3.38%, 03/15/23 (Call 02/15/23)	150	153,456
4.13%, 03/01/27 (Call 12/01/26)	149	154,654
4.25%, 12/01/27 (Call 09/01/27)(c)	18	18,874
4.50%, 04/15/38 (Call 10/15/37)	25	24,949
4.88%, 06/01/25 (Call 03/01/25)	353	382,406
ONEOK Inc.
3.40%, 09/01/29 (Call 06/01/29)	40	39,749
4.35%, 03/15/29 (Call 12/15/28)	210	224,319

Security	Par (000)	Value

Pipelines (continued)
4.55%, 07/15/28 (Call 04/15/28)	$314	$339,725
Phillips 66 Partners LP, 3.15%, 12/15/29 (Call 09/15/29)	130	127,868
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26 (Call 09/15/26)	20	21,051
4.65%, 10/15/25 (Call 07/15/25)	550	584,415
Sabine Pass Liquefaction LLC
5.00%, 03/15/27 (Call 09/15/26)	70	76,631
5.63%, 03/01/25 (Call 12/01/24)	340	379,888
5.88%, 06/30/26 (Call 12/31/25)	205	234,493
Spectra Energy Partners LP, 4.75%, 03/15/24 (Call 12/15/23)	105	114,083
TransCanada PipeLines Ltd.
4.88%, 01/15/26 (Call 10/15/25)	300	335,698
7.63%, 01/15/39	228	338,428
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)	230	291,849
Williams Companies Inc. (The)
4.00%, 09/15/25 (Call 06/15/25)	350	368,852
6.30%, 04/15/40	70	83,741

		6,332,107

Real Estate Investment Trusts — 8.7%
Alexandria Real Estate Equities Inc., 3.45%, 04/30/25 (Call 02/28/25)	115	120,851
American Homes 4 Rent LP, 4.25%, 02/15/28 (Call 11/15/27)	100	107,255
American Tower Corp.
3.38%, 10/15/26 (Call 07/15/26)	180	186,911
4.00%, 06/01/25 (Call 03/01/25)	150	160,322
5.00%, 02/15/24	300	329,974
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)(b)	77	77,751
3.65%, 02/01/26 (Call 11/03/25)	440	467,061
Brixmor Operating Partnership LP, 4.13%, 05/15/29 (Call 02/15/29)	291	314,012
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	300	314,797
Crown Castle International Corp.
4.45%, 02/15/26 (Call 11/15/25)(b)	175	191,347
5.25%, 01/15/23	135	147,023
Digital Realty Trust LP
3.70%, 08/15/27 (Call 06/15/27)	435	458,723
4.45%, 07/15/28 (Call 04/15/28)(b)	50	55,480
EPR Properties, 3.75%, 08/15/29 (Call 05/15/29)	125	126,944
Equinix Inc., 5.38%, 05/15/27 (Call 05/15/22)	380	411,825
GLP Capital LP/GLP Financing II Inc.
5.25%, 06/01/25 (Call 03/01/25)	95	104,265
5.38%, 04/15/26 (Call 01/15/26)	390	429,754
Healthcare Trust of America Holdings LP
3.10%, 02/15/30 (Call 11/15/29)	140	139,231
3.75%, 07/01/27 (Call 04/01/27)	95	100,010
Healthpeak Properties Inc.
3.25%, 07/15/26 (Call 05/15/26)	135	140,265
3.50%, 07/15/29 (Call 04/15/29)	100	104,646
4.00%, 06/01/25 (Call 03/01/25)	305	328,310
Host Hotels & Resorts LP, Series H, 3.38%, 12/15/29 (Call 09/16/29)	128	127,234
Hudson Pacific Properties LP, 4.65%, 04/01/29 (Call 01/01/29)	110	121,216
Kilroy Realty LP, 3.05%, 02/15/30 (Call 11/15/29)	70	69,542
Lifestorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	65	67,019
Mid-America Apartments LP, 3.60%, 06/01/27 (Call 03/01/27)	120	127,789
Omega Healthcare Investors Inc., 3.63%, 10/01/29 (Call 07/01/29)	110	110,286

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Edge Investment Grade Enhanced Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Public Storage, 3.09%, 09/15/27 (Call 06/15/27)	$60	$62,931
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	30	30,837
3.65%, 01/15/28 (Call 10/15/27)	140	150,452
4.13%, 10/15/26 (Call 07/15/26)	15	16,506
Regency Centers LP, 3.60%, 02/01/27 (Call 11/01/26)	120	126,932
Service Properties Trust, 4.35%, 10/01/24 (Call 09/01/24)	360	369,286
SL Green Operating Partnership LP, 3.25%, 10/15/22 (Call 09/15/22)	50	51,082
Spirit Realty LP, 3.40%, 01/15/30 (Call 10/15/29)	130	130,418
Ventas Realty LP
4.00%, 03/01/28 (Call 12/01/27)	110	118,500
4.40%, 01/15/29 (Call 10/15/28)	330	363,281
VEREIT Operating Partnership LP
3.95%, 08/15/27 (Call 05/15/27)	120	126,583
4.63%, 11/01/25 (Call 09/01/25)	100	109,328
Welltower Inc.
4.00%, 06/01/25 (Call 03/01/25)	370	397,760
4.13%, 03/15/29 (Call 09/15/28)	25	27,252
4.25%, 04/15/28 (Call 01/15/28)	146	160,421
Weyerhaeuser Co., 4.00%, 11/15/29 (Call 08/15/29)	300	326,878

		8,008,290

Retail — 2.5%
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)	90	97,890
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	95	99,583
Dollar Tree Inc.
3.70%, 05/15/23 (Call 04/15/23)	—	—
4.00%, 05/15/25 (Call 03/15/25)	100	105,521
4.20%, 05/15/28 (Call 02/15/28)	400	427,818
Lowe’s Companies Inc., 4.38%, 09/15/45 (Call 03/15/45)	300	332,779
McDonald’s Corp., 4.70%, 12/09/35 (Call 06/09/35)	100	119,604
O’Reilly Automotive Inc.
3.60%, 09/01/27 (Call 06/01/27)(b)	405	433,079
3.90%, 06/01/29 (Call 03/01/29)	90	98,699
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)	444	451,451
4.80%, 11/18/44 (Call 05/18/44)(b)	161	166,363

		2,332,787

Semiconductors — 4.1%
Analog Devices Inc.
3.50%, 12/05/26 (Call 09/05/26)	254	267,390
3.90%, 12/15/25 (Call 09/15/25)	220	237,332
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.63%, 01/15/24 (Call 11/15/23)(b)	400	411,622
3.88%, 01/15/27 (Call 10/15/26)	370	377,697
Broadcom Inc., 4.75%, 04/15/29 (Call 01/15/29)(c)	129	137,943
KLA Corp.
4.10%, 03/15/29 (Call 12/15/28)	115	126,113
4.65%, 11/01/24 (Call 08/01/24)	350	384,613
Maxim Integrated Products Inc., 3.45%, 06/15/27 (Call 03/15/27)(b)	95	97,856
Microchip Technology Inc., 4.33%, 06/01/23 (Call 05/01/23)	355	373,531
Micron Technology Inc.
4.64%, 02/06/24 (Call 01/06/24)(b)	50	53,689
4.66%, 02/15/30 (Call 11/15/29)	90	95,623
4.98%, 02/06/26 (Call 12/06/25)	230	252,694
5.33%, 02/06/29 (Call 11/06/28)	100	111,960
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (Call 02/01/24)(c)	180	195,449

Security	Par (000)	Value

Semiconductors (continued)
5.35%, 03/01/26 (Call 01/01/26)(c)	$220	$247,212
5.55%, 12/01/28 (Call 09/01/28)(c)	30	34,702
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	325	332,971

		3,738,397

Shipbuilding — 0.1%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27 (Call 09/01/27)	125	130,870

Software — 3.2%
Activision Blizzard Inc., 3.40%, 09/15/26 (Call 06/15/26)	395	415,424
Autodesk Inc., 3.50%, 06/15/27 (Call 03/15/27)	105	109,880
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)	50	52,130
CA Inc., 3.60%, 08/15/22 (Call 07/15/22)(b)	150	153,504
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	291	316,310
Fidelity National Information Services Inc.
3.00%, 08/15/26 (Call 05/15/26)	345	355,516
5.00%, 10/15/25 (Call 07/15/25)	155	176,987
Fiserv Inc.
3.85%, 06/01/25 (Call 03/01/25)	345	367,292
4.20%, 10/01/28 (Call 07/01/28)	135	149,134
Microsoft Corp., 4.20%, 11/03/35 (Call 05/03/35)	195	232,309
Oracle Corp., 6.50%, 04/15/38	10	14,538
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)	200	203,527
3.90%, 08/21/27 (Call 05/21/27)	410	429,526

		2,976,077

Telecommunications — 7.0%
AT&T Inc.
3.40%, 05/15/25 (Call 02/15/25)	187	195,245
3.88%, 01/15/26 (Call 10/15/25)	220	233,283
3.95%, 01/15/25 (Call 10/15/24)(b)	255	272,654
4.13%, 02/17/26 (Call 11/17/25)	181	195,393
4.25%, 03/01/27 (Call 12/01/26)	372	406,970
6.00%, 08/15/40 (Call 05/15/40)	100	126,655
6.38%, 03/01/41	344	456,064
British Telecommunications PLC, 9.63%, 12/15/30	330	504,534
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)	100	99,963
5.45%, 11/15/79 (Call 05/15/79)	220	241,083
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	310	456,246
Juniper Networks Inc., 3.75%, 08/15/29 (Call 05/15/29)	110	113,452
Motorola Solutions Inc.
4.60%, 02/23/28 (Call 11/23/27)	105	113,364
4.60%, 05/23/29 (Call 02/23/29)	285	311,799
Orange SA, 9.00%, 03/01/31	135	209,649
Telefonica Emisiones SA, 7.05%, 06/20/36	275	385,715
Verizon Communications Inc.
4.13%, 03/16/27	349	387,891
4.27%, 01/15/36	255	290,944
4.40%, 11/01/34 (Call 05/01/34)	233	270,408
4.50%, 08/10/33	42	49,101
5.25%, 03/16/37	300	379,096
Vodafone Group PLC
5.00%, 05/30/38	295	339,406
6.15%, 02/27/37	300	388,846

		6,427,761

Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.50%, 09/15/27 (Call 06/15/27)	25	24,738

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Edge Investment Grade Enhanced Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Transportation — 0.9%
Canadian Pacific Railway Co., 6.13%, 09/15/2115 (Call 03/15/2115)	$113	$167,267
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	120	132,210
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	140	150,307
United Parcel Service Inc., 6.20%, 01/15/38(b)	285	401,384

		851,168

Total Corporate Bonds & Notes — 95.9% (Cost: $82,685,771)		88,493,232

Short-Term Investments

Money Market Funds — 4.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.82%(d)(e)(f)	3,590	3,590,986
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(d)(e)	619	619,000

		4,209,986

Total Short-Term Investments — 4.6% (Cost: $4,209,543)		4,209,986

Total Investments in Securities — 100.5% (Cost: $86,895,314)		92,703,218

Other Assets, Less Liabilities — (0.5)%		(446,645)

Net Assets — 100.0%		$92,256,573

(a)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 11/30/19 (000)	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,470	120	3,590	$3,590,986	$7,573	(a)	$323	$(259)
BlackRock Cash Funds: Treasury, SL Agency Shares	973	(354)	619	619,000	9,748		—	—

				$4,209,986	$17,321		$323	$(259)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$88,493,232	$—	$88,493,232
Money Market Funds	4,209,986	—	—	4,209,986

	$4,209,986	$88,493,232	$—	$92,703,218